Events After the Reporting Period (Narrative) (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2018 CAD ($)	Aug. 31, 2019 CAD ($) Share Year shares	Aug. 31, 2018 CAD ($) Share Year	Aug. 31, 2017 CAD ($) Share Year
Statements [Line Items]
Number of share options granted in share-based payment arrangement | Share		3,020,000	2,345,000	3,180,000
Weighted average exercise price of share options granted in share-based payment arrangement		$ 0.10	$ 0.12	$ 0.17
Expected life (years) | Year		3.3	3.1	3
Sale of a certain portion of the Nechalacho resources		$ 3,200,000
Stock options expired during period | Share		3,875,000	1,215,000	3,075,000
Weighted average exercise price of share options expired in share-based payment arrangement	$ 0.07	$ 0.43	$ 0.91	$ 2.15
Number of warrants expired | Share		10,000	9,960,000	3,448,485
Weighted average exercise price of warrants expired		$ 0.490	$ 0.168	$ 0.490
Events After the Reporting Period [Member]
Statements [Line Items]
Number of share options granted in share-based payment arrangement | Share		675,000
Weighted average exercise price of share options granted in share-based payment arrangement		$ 0.08
Expected life (years) | Year		3.4
Conversion of redeemable preferred shares (Shares) | shares		7,676,845
Common shares issued for the conversion of convertible note payable | shares		2,846,254
Common shares value issued for the conversion of convertible note payable		$ 116,667
Sale of a certain portion of the Nechalacho resources		$ 1,800,000
Stock options expired during period | Share		1,085,000
Weighted average exercise price of share options expired in share-based payment arrangement		$ 0.26
Number of warrants expired | Share		2,400,000
Weighted average exercise price of warrants expired		$ 0.16
Events After the Reporting Period [Member] | Brokers Compensation Warrants [Member]
Statements [Line Items]
Number of warrants expired | Share		288,000
Weighted average exercise price of warrants expired		$ 0.15